Risk management - Changes in gross carrying amounts and loan loss provisions (Details) - EUR (€) € in Millions		12 Months Ended
	Jan. 01, 2023	Dec. 31, 2023	Dec. 31, 2022
Gross carrying amount | Purchased credit impaired | Stage 3: Lifetime Expected Credit Losses
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January	€ (7)	€ (7)
Closing balance		(11)	€ (7)
Accumulated impairments
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January	(6,101)	(6,101)
Increase (decrease) in financial assets		520	1,861
Closing balance		(5,839)	(6,101)
Accumulated impairments | Non-financial guarantees
Disclosure of credit risk exposure [line items]
Closing balance		(151)
Accumulated impairments | IFRS-9 Eligible Financial Assets
Disclosure of credit risk exposure [line items]
Increase (decrease) in financial assets		483	1,850
Accumulated impairments | Non-Credit Replacement Guarantees
Disclosure of credit risk exposure [line items]
Increase (decrease) in financial assets		(31)	(3)
Accumulated impairments | Modification gains and losses on restructured financial assets
Disclosure of credit risk exposure [line items]
Increase (decrease) in financial assets		68	14
Loans | Gross carrying amount
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January	1,009,595	1,009,595	951,934
New financial assets originated or purchased		(195,775)	(248,443)
Disposals and redemptions		137,705	152,366
Net drawdowns and repayments		41,511	79,226
Write-offs		1,111	1,129
Closing balance		1,025,043	1,009,595
Loans | Gross carrying amount | Stage 1
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January	922,300	922,300	890,386
New financial assets originated or purchased		(195,775)	(248,443)
Disposals and redemptions		121,991	138,250
Net drawdowns and repayments		38,758	77,907
Write-offs		3
Closing balance		937,633	922,300
Loans | Gross carrying amount | Stage 1 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications		(11,832)	(8,513)
Loans | Gross carrying amount | Stage 1 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications			3,524
Loans | Gross carrying amount | Stage 1 | Not credit-impaired | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications		29,470	42,439
Loans | Gross carrying amount | Stage 1 | Credit impaired | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications		2,053
Loans | Gross carrying amount | Stage 2
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January	75,429	75,429	49,476
Disposals and redemptions		14,239	11,312
Net drawdowns and repayments		2,525	1,340
Write-offs		(38)
Closing balance		75,454	75,429
Loans | Gross carrying amount | Stage 2 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications		11,583	8,105
Loans | Gross carrying amount | Stage 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications			1,216
Loans | Gross carrying amount | Stage 2 | Not credit-impaired | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications		(30,185)	(43,222)
Loans | Gross carrying amount | Stage 2 | Credit impaired | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications		1,775
Loans | Gross carrying amount | Stage 3
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January	11,866	11,866	12,072
Disposals and redemptions		1,475	2,805
Net drawdowns and repayments		229	(21)
Write-offs		1,070	1,129
Closing balance		11,956	11,866
Loans | Gross carrying amount | Stage 3 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications		249	408
Loans | Gross carrying amount | Stage 3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications			(4,740)
Loans | Gross carrying amount | Stage 3 | Not credit-impaired | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications		716	784
Loans | Gross carrying amount | Stage 3 | Credit impaired | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications		(3,828)
Loans | Accumulated impairments
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January	(6,196)	(6,196)	(5,368)
Net remeasurement of loan loss provisions		(184)	430
New financial assets originated or purchased		204	228
Disposals and redemptions		(553)	(379)
Net drawdowns and repayments			30
Changes in models/risk parameters		102
Increase (decrease) in financial assets		452	1,849
Write-offs		(1,111)	(1,130)
Recoveries of amounts previously written off		71	71
Foreign exchange and other movements		(231)	57
Closing balance		(5,839)	(6,196)
Loans | Accumulated impairments | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications		247	168
Loans | Accumulated impairments | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications			1,144
Loans | Accumulated impairments | Not credit-impaired | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications		277	564
Loans | Accumulated impairments | Credit impaired | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications		853
Loans | Accumulated impairments | Stage 1
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January	(590)	(590)	(501)
Net remeasurement of loan loss provisions		(149)	(8)
New financial assets originated or purchased		204	228
Disposals and redemptions		(72)	(70)
Net drawdowns and repayments			(8)
Changes in models/risk parameters		(8)
Increase (decrease) in financial assets		(58)	(95)
Write-offs		(3)
Foreign exchange and other movements		12	15
Closing balance		(517)	(590)
Loans | Accumulated impairments | Stage 1 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications		28	21
Loans | Accumulated impairments | Stage 1 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications			8
Loans | Accumulated impairments | Stage 1 | Not credit-impaired | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications		67	76
Loans | Accumulated impairments | Stage 1 | Credit impaired | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications		10
Loans | Accumulated impairments | Stage 2
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January	(1,692)	(1,692)	(1,016)
Net remeasurement of loan loss provisions		(94)	(223)
Disposals and redemptions		(215)	(94)
Net drawdowns and repayments			13
Changes in models/risk parameters		10
Increase (decrease) in financial assets		(204)	(648)
Write-offs		(38)	(1)
Foreign exchange and other movements		(15)	16
Closing balance		(1,435)	(1,692)
Loans | Accumulated impairments | Stage 2 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications		239	142
Loans | Accumulated impairments | Stage 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications			82
Loans | Accumulated impairments | Stage 2 | Not credit-impaired | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications		449	730
Loans | Accumulated impairments | Stage 2 | Credit impaired | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications		115
Loans | Accumulated impairments | Stage 3
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January	(3,914)	(3,914)	(3,851)
Net remeasurement of loan loss provisions		59	199
Disposals and redemptions		(266)	(215)
Net drawdowns and repayments			25
Changes in models/risk parameters		84
Increase (decrease) in financial assets		714	1,106
Write-offs		(1,070)	(1,129)
Recoveries of amounts previously written off		71	71
Foreign exchange and other movements		(258)	58
Closing balance		(3,887)	(3,914)
Loans | Accumulated impairments | Stage 3 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications		36	47
Loans | Accumulated impairments | Stage 3 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications			1,234
Loans | Accumulated impairments | Stage 3 | Not credit-impaired | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications		105	90
Loans | Accumulated impairments | Stage 3 | Credit impaired | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications		978
IFRS 9 | Gross carrying amount
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January	967,655	967,655
Closing balance		1,025,043	967,655
IFRS 9 | Gross carrying amount | Stage 1
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January	885,222	885,222
Closing balance		937,633	885,222
IFRS 9 | Gross carrying amount | Stage 2
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January	70,725	70,725
Changes in models/risk parameters		(100)
Closing balance		75,454	70,725
IFRS 9 | Gross carrying amount | Stage 3
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January	11,708	11,708
Closing balance		11,956	11,708
IFRS 9 | Accumulated impairments
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January	(6,101)	(6,101)
Closing balance		(5,839)	(6,101)
IFRS 9 | Accumulated impairments | Stage 1
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January	(581)	(581)
Closing balance		(517)	(581)
IFRS 9 | Accumulated impairments | Stage 2
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January	(1,679)	(1,679)
Increase (decrease) in financial assets		(300)
Closing balance		(1,435)	(1,679)
IFRS 9 | Accumulated impairments | Stage 3
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January	(3,841)	(3,841)
Closing balance		(3,887)	(3,841)
IFRS 9 | Accumulated impairments | Stage 3 | Purchased credit impaired
Disclosure of credit risk exposure [line items]
Closing balance		(11)
Previously stated | Loans | Gross carrying amount
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January	967,655	967,655
Closing balance			967,655
Previously stated | Loans | Gross carrying amount | Stage 1
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January	885,222	885,222
Closing balance			885,222
Previously stated | Loans | Gross carrying amount | Stage 2
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January	70,725	70,725
Closing balance			70,725
Previously stated | Loans | Gross carrying amount | Stage 3
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January	11,708	11,708
Closing balance			11,708
Previously stated | Loans | Accumulated impairments
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January	(6,101)	(6,101)
Closing balance			(6,101)
Previously stated | Loans | Accumulated impairments | Stage 1
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January	(581)	(581)
Closing balance			(581)
Previously stated | Loans | Accumulated impairments | Stage 2
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January	(1,679)	(1,679)
Closing balance			(1,679)
Previously stated | Loans | Accumulated impairments | Stage 3
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January	(3,841)	(3,841)
Closing balance			(3,841)
Impact of changes in accounting policies | Loans | Gross carrying amount
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January	41,939	41,939
Closing balance			41,939
Impact of changes in accounting policies | Loans | Gross carrying amount | Stage 1
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January	37,078	37,078
Closing balance			37,078
Impact of changes in accounting policies | Loans | Gross carrying amount | Stage 2
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January	4,704	4,704
Closing balance			4,704
Impact of changes in accounting policies | Loans | Gross carrying amount | Stage 3
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January	158	158
Closing balance			158
Impact of changes in accounting policies | Loans | Accumulated impairments
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January	(95)	(95)
Net remeasurement of loan loss provisions	42
Closing balance			(95)
Impact of changes in accounting policies | Loans | Accumulated impairments | Loans with death waivers
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January	(55)	(55)
Closing balance			(55)
Impact of changes in accounting policies | Loans | Accumulated impairments | Non-financial guarantees
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January	(109)	(109)
Closing balance			(109)
Impact of changes in accounting policies | Loans | Accumulated impairments | Stage 1
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January	(9)	(9)
Closing balance			(9)
Impact of changes in accounting policies | Loans | Accumulated impairments | Stage 2
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January	(13)	(13)
Closing balance			(13)
Impact of changes in accounting policies | Loans | Accumulated impairments | Stage 3
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January	€ (73)	€ (73)
Closing balance			€ (73)